NON-PUBLIC

RECEIVED
FEB 15 2005
OFFICE OF THE SECRETARY

[redacted]

05077060

13FCONF

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

2/14/06 Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2004

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: F/N DOLPHIN ADVISORS L.L.C.
Address: 96 CUMMINGS POINT RD.
STAMFORD, CT 06902

Form 13F File Number: 28-11253 > 28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
JAN 11 2007 E
THOMSON
FINANCIAL

Name: DONALD T. NETTER
Title: MANAGING MEMBER
Phone: (203) 358-8000

Signature, Place, and Date of Signing:

/s/ [signature]	Stamford, CT	2/14/05
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
28-________	________

KL2:2375384.1

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Number 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $87,504 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-____________	Donald T. Netter

FORM 13F INFORMATION TABLE

CONFIDENTIAL TREATMENT REQUESTED

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY		
									SOLE	SHARED	NONE
ARGOSY GAMING CO	COM	040228108	$5,604	120,000	SH		DEFINED	1	0	120,000	0
BANKNORTH GROUP INC	COM	06646R107	$3,487	95,280	SH		DEFINED	1	0	95,280	0
FIDELITY NATL FINL INC	COM	316326107	$2,740	60,000	SH		DEFINED	1	0	60,000	0
GENCORP INC	COM	368682100	$3,350	180,400	SH		DEFINED	1	0	180,400	0
GOLD BANC CORP INC	COM	379907108	$2,607	178,294	SH		DEFINED	1	0	178,294	0
GUIDANT CORP	COM	401698105	$16,655	231,000	SH		DEFINED	1	0	231,000	0
HOLLINGER INTL INC	CLA	435569108	$4,595	293,041	SH		DEFINED	1	0	293,041	0
JOHNSON OUTDOORS INC	CLA	479167108	$1,750	86,958	SH		DEFINED	1	0	86,958	0
KING PHARMACEUTICALS INC	COM	495582108	$3,294	265,675	SH		DEFINED	1	0	265,675	0
MANDALAY RESORT GROUP	COM	562567107	$4,140	58,775	SH		DEFINED	1	0	58,775	0
MYLAN LABORATORIES	COM	628530107	$2,477	140,100	SH		DEFINED	1	0	140,100	0
NEIGHBORCARE INC	COM	64015Y104	$3,301	107,442	SH		DEFINED	1	0	107,442	0
SEARS ROEBUCK & CO	COM	812387108	$13,926	272,900	SH		DEFINED	1	0	272,900	0
SPRINT CORP	COM	852061100	$4,142	166,700	SH		DEFINED	1	0	166,700	0
SPX CORP	COM	784635104	$9,374	234,000	SH		DEFINED	1	0	234,000	0
SYMANTEC CORP	COM	871503108	$319	12,400	SH	CALL	DEFINED	1	0	12,400	0
SYMANTEC CORP	COM	871503108	$1,546	60,000	SH		DEFINED	1	0	60,000	0
VERITAS SOFTWARE CO	COM	923436109	$4,197	147,000	SH		DEFINED	1	0	147,000	0